Derivative Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Transactions

The following table summarizes the Company’s interest rate swap positions and the impact of a 1 basis point change in interest rates as of December 31, 2018.

	Notional Amount	Weighted Average Rate Received/ (Paid)	Impact of a 1 basis point change in interest rates	Repricing Frequency
Derivative Assets	$120,131	5.19%	$72	Monthly
Derivative Liabilities	(120,131)	-5.19%	(72)	Monthly
Net Exposure	$—		$—

The following table summarizes the Company’s interest rate swap positions and the impact of a 1 basis point change in interest rates as of December 31, 2017.

	Notional Amount	Weighted Average Rate Received/ (Paid)	Impact of a 1 basis point change in interest rates	Repricing Frequency
Derivative Assets	$66,227	5.08%	$36	Monthly
Derivative Liabilities	(66,227)	-5.08%	(36)	Monthly
Net Exposure	$—		$—